Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables
Summary of trade and other payables

	31 December	31 December	31 December
US$ thousand	2024	2023	2022
Trade payables due to third parties	13,905	14,447	927
Trade payables due to related parties	—	15,000	—
Advances received	—	20	—
Accrued expenses	34,540	51,405	—
Interest payable	—	3,136	—
Mining royalty	2,605	3,554	—
	51,050	87,562	927